Gabelli Capital Asset Fund
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares
Market
Value
Common Stocks — 96.3%
Aerospace and Defense — 4.7%
2,000
Allient Inc. $ 43,960
9,100
HEICO Corp. 2,431,429
1,900
Honeywell International Inc. 402,325
2,877,714
Agriculture — 0.2%
2,000
Archer-Daniels-Midland Co. 96,020
Automobiles and Components — 1.5%
7,500
Dana Inc. 99,975
5,000
Garrett Motion Inc. 41,850
1,000
Genuine Parts Co. 119,140
40,000
Iveco Group NV 651,808
912,773
Broadcasting — 0.7%
919
Sirius XM Holdings Inc. 20,719
21,000
TEGNA Inc. 382,620
403,339
Building and Construction — 1.6%
5,800
Griffon Corp. 414,700
4,000
Herc Holdings Inc. 537,080
951,780
Commercial and Professional Services — 0.5%
2,000
Rollins Inc. 108,060
800
Waste Management Inc. 185,208
293,268
Consumer Durables — 5.3%
600
Cavco Industries Inc.† 311,778
4,300
Champion Homes Inc.† 407,468
100,000
Sony Group Corp., ADR 2,539,000
3,258,246
Consumer Services — 0.4%
1,200
Boyd Gaming Corp. 78,996
9,800
Canterbury Park Holding Corp. 178,850
257,846
Consumer Staples — 7.6%
23,900
Brown-Forman Corp., Cl. A 799,933
30,000
Danone SA, ADR 459,300
12,800
Diageo plc, ADR 1,341,312
12,200 Fomento Economico Mexicano S.A.B. de
C.V., ADR 1,190,476
6,000
National Beverage Corp. 249,240
8,800
The Campbell's Company 351,296
2,500
The Coca-Cola Co. 179,050
1,697
Tootsie Roll Industries Inc. 53,435
4,624,042
Diversified Industrial — 5.9%
8,100
Crane Co. 1,240,758
300
Enpro Inc. 48,537
12,300
ITT Inc. 1,588,668
Shares
Market
Value
21,500
L.B. Foster Co., Cl. A† $ 423,120
2,500
Textron Inc. 180,625
15,000
Tredegar Corp.† 115,500
3,597,208
Electrical Equipment — 4.2%
9,400
AMETEK Inc. 1,618,116
10,300
Franklin Electric Co. Inc. 966,964
2,585,080
Energy — 2.7%
1,700
Chevron Corp. 284,393
4,000
ConocoPhillips 420,080
4,400
Devon Energy Corp. 164,560
2,000
Exxon Mobil Corp. 237,860
21,500
Innovex International Inc.† 386,140
30,000
RPC Inc. 165,000
1,658,033
Entertainment — 6.7%
10,000
Atlanta Braves Holdings Inc., Cl. A† 438,700
5,000
Atlanta Braves Holdings Inc., Cl. C† 200,050
64
Liberty Media Corp.-Liberty Live, Cl. A† 4,303
338
Liberty Media Corp.-Liberty Live, Cl. C† 23,031
10,000 Madison Square Garden Entertainment
Corp.† 327,400
3,500
Manchester United plc, Cl. A† 45,815
42,500
Ollamani SAB† 94,472
98,500
Paramount Global, Cl. A 2,240,875
2,500
The Walt Disney Co. 246,750
60,000
Vivendi SE 178,869
27,500
Warner Bros Discovery Inc.† 295,075
4,095,340
Financials — 12.2%
2,800
American Express Co. 753,340
1,000
Bank of America Corp. 41,730
3,000
JPMorgan Chase & Co. 735,900
600
Marsh & McLennan Companies Inc. 146,418
7,400
Morgan Stanley 863,358
1,200
PROG Holdings Inc. 31,920
6,000
Ryman Hospitality Properties Inc., REIT 548,640
12,300
State Street Corp. 1,101,219
31,800
The Bank of New York Mellon Corp. 2,667,066
8,000
Wells Fargo & Co. 574,320
7,463,911
Health Care — 1.3%
10,500
Henry Schein Inc.† 719,145
3,600
Perrigo Co. plc 100,944
820,089
Information Technology — 5.3%
10,000
Corning Inc. 457,800
25,000
CTS Corp. 1,038,750
7,000
EchoStar Corp., Cl. A† 179,060
8,800
Texas Instruments Inc. 1,581,360
3,256,970

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery — 7.8%
119,000
CNH Industrial NV $ 1,461,320
1,500
Deere & Co. 704,025
12,500
Flowserve Corp. 610,500
13,000
Graco Inc. 1,085,630
2,000
IDEX Corp. 361,940
7,000
The Eastern Co. 177,240
500
Watts Water Technologies Inc., Cl. A 101,960
2,000
Xylem Inc. 238,920
4,741,535
Materials — 6.7%
45,000
Ampco-Pittsburgh Corp.† 97,650
35,200
Freeport-McMoRan Inc. 1,332,672
1,000
International Flavors & Fragrances Inc. 77,610
71,000
Myers Industries Inc. 847,030
36,000
Newmont Corp. 1,738,080
400
Sensient Technologies Corp. 29,772
4,122,814
Media — 7.2%
5,000
AMC Networks Inc., Cl. A† 34,400
10,000
Cogeco Inc. 441,124
6,500
Fox Corp., Cl. A 367,900
175,000
Grupo Televisa SAB, ADR 306,250
1,500
Liberty Broadband Corp., Cl. A† 127,500
1,800
Liberty Broadband Corp., Cl. C† 153,090
20,000
Liberty Latin America Ltd., Cl. A† 126,600
269
Liberty Latin America Ltd., Cl. C† 1,671
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. A† 122,205
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. C† 135,015
7,000
Madison Square Garden Sports Corp.† 1,363,040
54,000
Sinclair Inc. 860,220
11,800
Sphere Entertainment Co.† 386,096
4,425,111
Publishing — 0.1%
22,500
The E.W. Scripps Co., Cl. A† 66,600
Retailing — 1.2%
3,500
Advance Auto Parts Inc. 137,235
5,200
CVS Health Corp. 352,300
2,000
Ingles Markets Inc., Cl. A 130,260
15,000
Sally Beauty Holdings Inc.† 135,450
755,245
Specialty Chemicals — 0.1%
1,000
Rogers Corp.† 67,530
Telecommunication Services — 7.1%
9,000
Liberty Global Ltd., Cl. A† 103,590
12,000
Liberty Global Ltd., Cl. C† 143,640
9,500
Millicom International Cellular SA 287,565
8,500
Rogers Communications Inc., Cl. B 227,205
Shares
Market
Value
4,200 Sunrise Communications AG, Cl. A,
ADR† $ 202,818
37,500
Telephone and Data Systems Inc. 1,452,750
28,000
United States Cellular Corp.† 1,936,200
1,500
Vodafone Group plc, ADR 14,055
4,367,823
Transportation — 2.3%
9,000
GATX Corp. 1,397,430
Utilities — 3.0%
30,000
Algonquin Power & Utilities Corp. 154,200
21,200
National Fuel Gas Co. 1,678,828
1,833,028
Total Common Stocks 58,928,775
Closed-End Funds — 0.0%
7,500
Altaba Inc., Escrow†
11,438
Warrants — 0.0%
Materials — 0.0%
6,000 Ampco-Pittsburgh Corp., expire
08/01/25† 77
Principal
Amount
U.S. Government Obligations — 3.7%
$ 2,249,000 U.S. Treasury Bills 4.215% to
4.273%††, 04/24/25 to 06/20/25 2,235,186
TOTAL INVESTMENTS — 100.0%
(Cost $27,236,062) $ 61,175,476
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust